Statement of Cash Flows	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Financing Activities:
Cash - End	$ 102,988,000
CIK0001816090 FTAC Olympus Acquisition Corp.
Cash Flows from Operating Activities:
Net loss	(9,153,540)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(25,407)
Change in fair value of warrant liabilities	5,952,736
Transaction costs allocable to warrant liabilities	2,541,368
Formation costs paid by Sponsor through promissory note	5,000
Changes in operating assets and liabilities:
Prepaid expenses	(385,584)
Accrued expenses	120,022
Net cash provided by (used in) operating activities	(945,405)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(754,743,760)
Net cash used in investing activities	(754,743,760)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to the Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	739,743,760
Proceeds from sale of Placement Units	21,700,000
Proceeds from promissory note - related party	300,000
Repayment of promissory note - related party	(305,000)
Payments of offering costs	(672,227)
Net cash provided by financing activities	760,791,533
Net Change in Cash	5,102,368
Cash - Beginning
Cash - End	5,102,368
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	682,284,855
Change in value of Class A ordinary shares subject to possible redemption	(6,607,156)
Deferred underwriting fee payable	30,284,626
Initial classification of warrant liabilities	$ 49,174,771